File No. 333-35294

AS FILED OCTOBER 6, 2000


                     U.S. SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-14
           REGISTRATION  STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|
                         Pre-Effective Amendment No. |_|
                        Post-Effective Amendment No. |1|
                        (Check appropriate box or boxes)

                            FRANKLIN STRATEGIC SERIES
               (Exact Name of Registrant as Specified in Charter)

                                 (650) 312-2000
                        (Area Code and Telephone Number)

                            777 MARINERS ISLAND BLVD.
                            SAN MATEO, CA 94404-7777
                     Address of Principal Executive Offices:
                     (Number, Street, City, State, Zip Code)

                             MURRAY SIMPSON, ESQUIRE
                            777 MARINERS ISLAND BLVD.
                            SAN MATEO, CA 94404-7777
                     Name and Address of Agent for Service:
                  (Number and Street) (City) (State) (Zip Code)

                                   Copies to:

                           DEBORAH R. GATZEK, ESQUIRE
                      STRADLEY, RONON, STEVENS & YOUNG, LLP
                          1810 GATEWAY DRIVE, SUITE 115
                               SAN MATEO, CA 94404



TITLE OF THE SECURITIES BEING REGISTERED: SHARES OF BENEFICIAL INTEREST, PAR VALUE $.01 PER SHARE, OF FRANKLIN CALIFORNIA GROWTH FUND - CLASS A. NO FILING FEE IS DUE BECAUSE REGISTRANT IS RELYING ON SECTION 24(F) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

                                     PART A

Part A of the Franklin Strategic Series N-14 is incorporated herein by reference to the electronic filing made on June 2, 2000, under File No. 333-35294.

                                     PART B

Part B of the Franklin Strategic Series N-14 is incorporated herein by reference to the electronic filing made on June 2, 2000, under File No. 333-35294.


                                     PART C

                                OTHER INFORMATION


ITEM 15. INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a Court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16 EXHIBITS. The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibits 4(a), 9(f), and 12(a):

      (1)   Copies of the charter of the Registrant as now in effect;

            (a) Agreement and Declaration of Trust of Franklin California 250 Growth Index Fund dated January 22, 1991
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 1, 1995

            (b)     Certificate of Trust dated January 22, 1991
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 1, 1995

            (c) Certificate of Amendment to the Certificate of Trust dated November 19, 1991
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 1, 1995

            (d) Certificate of Amendment to the Certificate of Trust of Franklin Strategic Series dated May 14, 1992
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 1, 1995

            (e) Certificate of Amendment of Agreement and Declaration of Trust of Franklin Strategic Series dated April 18, 1995
                    Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: August 6, 1996

      (2) Copies of the existing by-laws or corresponding instruments of the Registrant;

            (a)     Amended and Restated By-Laws as of April 25, 1991
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 1, 1995

            (b)     Amendment to By-Laws dated October 27, 1994
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 1, 1995

      (3) Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

            Not Applicable

      (4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

            (a)   Plan of Reorganization dated May 26, 2000

      (5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

            Not Applicable

      (6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

            (a) Management Agreement between the Registrant, on behalf of Franklin Global Health Care Fund, Franklin Small Cap Growth Fund, Franklin Global Utilities Fund, and Franklin Natural Resources Fund, and Franklin Advisers, Inc., dated February 24, 1992
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 1, 1995

            (b) Management Agreement between the Registrant, on behalf of Franklin Strategic Income Fund, and Franklin Advisers, Inc., dated May 24, 1994
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 1, 1995

            (c) Subadvisory Agreement between Franklin Advisers, Inc., on behalf of the Franklin Strategic Income Fund, and Templeton Investment Counsel, Inc., dated May 24, 1994
                    Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: August 6, 1996

            (d) Amended and Restated Management Agreement between the Registrant, on behalf of Franklin California Growth Fund, and Franklin Advisers, Inc., dated July 12, 1993
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 1, 1995

            (e) Management Agreement between the Registrant, on behalf of Franklin Blue Chip Fund, and Franklin Advisers, Inc., dated February 13, 1996
                    Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 14, 1996

            (f) Management Agreement between the Registrant, on behalf of Franklin Institutional MidCap Growth Fund (now known as Franklin MidCap Growth Fund), and Franklin Advisers, Inc., dated January 1, 1996
                    Filing: Post-Effective Amendment No. 19 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 27, 1996

            (g) Amendment dated August 1, 1995 to the Management Agreement between the Registrant, on behalf of Franklin California Growth Fund, and Franklin Advisers, Inc., dated July 12, 1993
                    Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: August 6, 1996

            (h) Amendment dated August 1, 1995 to the Management Agreement between the Registrant, on behalf of Franklin Global Health Care Fund, Franklin Small Cap Growth Fund, Franklin Global Utilities Fund, and Franklin Natural Resources Fund, and Franklin Advisers, Inc., dated February 24, 1992
                    Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: August 6, 1996

            (i) Amendment dated August 1, 1995 to the Management Agreement between the Registrant, on behalf of Franklin Strategic Income Fund, and Franklin Advisers, Inc., dated May 24, 1994
                    Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: August 6, 1996

            (j) Management Agreement between the Registrant, on behalf of Franklin Biotechnology Discovery Fund, and Franklin Advisers, Inc., dated July 15, 1997
                    Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: August 22, 1997

            (k) Investment Advisory Agreement between the Registrant, on behalf of Franklin U.S. Long-Short Fund, and Franklin Advisers, Inc. dated February 18, 1999
                    Filing: Post-Effective Amendment No. 31 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 11, 1999

            (l) Investment Advisory Agreement between the Registrant, on behalf of Franklin Large Cap Growth Fund, and Franklin Advisers, Inc. dated May 18, 1999
                    Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 25, 1999

            (m) Investment Advisory Agreement between the Registrant, on behalf of Franklin Aggressive Growth Fund, and Franklin Advisers, Inc. dated May 18, 1999
                    Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 25, 1999

             (n)    Investment Advisory Agreement between the
                    Registrant, on behalf of Franklin Technology Fund, and Franklin Advisers, Inc. dated May 1, 2000
                    Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 30, 2000

             (o)    Investment Advisory Agreement between the
                    Registrant, on behalf of Franklin Small Cap Growth Fund II, and Franklin Advisers, Inc. dated May 1, 2000
                    Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 30, 2000

      (7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

            (a) Amended and Restated Distribution Agreement between the Registrant, on behalf of all Series except Franklin Strategic Income Fund, and Franklin/Templeton
                    Distributors, Inc., dated April 23, 1995
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 1, 1995

            (b) Amended and Restated Distribution Agreement between the Registrant, on behalf of Franklin Strategic Income Fund, and Franklin/Templeton Distributors, Inc., dated March 29, 1995
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 1, 1995

            (c) Forms of Dealer Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated March 1, 1998
                    Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: December 23, 1998

            (d) Amendment of Amended and Restated Distribution Agreement between the Registrant on behalf of Franklin Strategic Income Fund, and Franklin/Templeton Distributors, Inc. dated January 12, 1999
                    Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 25, 1999

            (e) Amendment of Amended and Restated Distribution Agreement between the Registrant on behalf of all series except Franklin Strategic Income Fund, and Franklin/Templeton Distributors, Inc. dated January 12, 1999
                    Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 25, 1999

      (8) Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

            Not Applicable

      (9)   Copies of all custodian agreements and depository contracts under
            Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

            (a) Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996
                    Filing: Post-Effective Amendment No. 19 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 14, 1996

            (b) Terminal Link Agreement between the Registrant and Bank of New York dated February 16, 1996
                    Filing: Post-Effective Amendment No. 19 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 14, 1996

            (c) Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                    Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 13, 1998

            (d) Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                    Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: December 23, 1998

            (e) Foreign Custody Manager Agreement between the Registrant and Bank of New York dated February 27, 1998
                    Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: December 23, 1998

            (f) Amendment dated August 30, 2000 to Exhibit A of the Master Custody Agreement


      (10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

            (a) Amended and Restated Distribution Plan between the Registrant, on behalf of Franklin California Growth Fund, Franklin Small Cap Growth Fund, Franklin Global Health Care Fund and Franklin Global Utilities Fund, and Franklin/Templeton Distributors, Inc., dated July 1, 1993
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 1, 1995

            (b) Distribution Plan between the Registrant, on behalf of Franklin Global Utilities Fund - Class II, and Franklin/Templeton Distributors, Inc., dated March 30, 1995
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 1, 1995

            (c) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Strategic Income Fund, and Franklin/Templeton Distributors, Inc., dated May 24, 1994
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 1, 1995

            (d) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Natural Resources Fund, and Franklin/Templeton Distributors, Inc., dated June 1, 1995
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 1, 1995

            (e) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin MidCap Growth Fund, and Franklin/Templeton Distributors, Inc., dated June 1, 1996
                    Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: August 7, 1996

            (f) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Blue Chip Fund, and Franklin/Templeton Distributors, Inc., dated May 28, 1996
                    Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: August 7, 1996

            (g) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Small Cap Growth Fund - Class II, and Franklin/Templeton Distributors, Inc., dated September 29, 1995
                    Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: August 7, 1996

            (h) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Biotechnology Discovery Fund and Franklin/Templeton Distributors, Inc., dated September 15, 1997
                    Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 13, 1998

            (i) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin California Growth Fund
                    - Class II and Franklin Global Health Care Fund - Class II, and Franklin/Templeton Distributors, Inc., dated September 3, 1996
                    Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: August 29, 1997

            (j) Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Strategic Income Fund - Class II, and Franklin/Templeton Distributors, Inc. dated February 26, 1998
                    Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing date: April 21, 1998

            (k) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin California Growth Fund - Class B, and Franklin/Templeton Distributors, Inc.
                    dated October 16, 1998
                    Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 24, 1999

            (l) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Global Health Care Fund - Class B, and Franklin/Templeton Distributors, Inc.
                    dated October 16, 1998
                    Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 24, 1999

            (m) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Global Utilities Fund - Class B, and Franklin/Templeton Distributors, Inc. dated October 16, 1998
                    Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 24, 1999

            (n) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Strategic Income Fund - Class B, and Franklin/Templeton Distributors, Inc. dated October 16, 1998
                    Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 24, 1999

            (o) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin U.S. Long-Short Fund, and Franklin/Templeton Distributors, Inc. dated April 15, 1999
                    Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 25, 1999

            (p) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Large Cap Growth Fund - Class A, and Franklin/Templeton Distributors, Inc. dated May 18, 1999
                    Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 25, 1999

            (q) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Aggressive Growth Fund - Class A, and Franklin/Templeton Distributors, Inc.
                    dated May 18, 1999
                    Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 25, 1999

            (r) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Large Cap Growth Fund - Class B, and Franklin/Templeton Distributors, Inc.
                    dated May 18, 1999
                    Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 25, 1999

            (s) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Aggressive Growth Fund - Class B, and Franklin/Templeton Distributors, Inc.
                    dated May 18, 1999
                    Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 25, 1999

            (t) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Large Cap Growth Fund - Class C, and Franklin/Templeton Distributors, Inc. dated May 18, 1999
                    Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 25, 1999

            (u) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Aggressive Growth Fund - Class C, and Franklin/Templeton Distributors, Inc.
                    dated May 18, 1999
                    Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 25, 1999

            (v) Form of Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Blue Chip Fund - Class B, and Franklin/Templeton Distributors, Inc.
                    Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: January 28, 2000

           (w) Form of Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Blue Chip Fund - Class C, and Franklin/Templeton Distributors, Inc.
                    Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: January 28, 2000

            (x) Multiple Class Plan for Franklin Global Utilities Fund dated April 16, 1998
                    Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 24, 1999

            (y) Multiple Class Plan for Franklin California Growth Fund dated April 16, 1998
                    Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 24, 1999

            (z) Multiple Class Plan for Franklin Global Health Care Fund dated April 16, 1998
                    Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 24, 1999

            (aa) Multiple Class Plan for Franklin Small Cap Growth Fund dated June 18, 1996
                    Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: December 11, 1996

            (bb) Multiple Class Plan for Franklin Natural Resources Fund dated June 18, 1996
                    Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: December 11, 1996

            (cc) Multiple Class Plan for Franklin Strategic Income Fund dated February 18, 1999
                    Filing: Post-Effective Amendment No. 32 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 24, 1999

            (dd) Multiple Class Plan for Franklin Large Cap Growth Fund dated May 18, 1999
                    Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 25, 1999

            (ee) Multiple Class Plan for Franklin Aggressive Growth Fund dated May 18, 1999
                    Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 25, 1999

            (ff)    Form of Multiple Class Plan for Franklin Blue Chip Fund
                    Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: January 28, 2000

      (11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

            (a)     Opinion and consent of counsel dated March 8, 1999

                    Filing: Post-Effective Amendment No. 31 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 11, 1999

      (12) An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

            (a)   Opinion and Consent of Counsel Supporting Tax
                  Matters and Consequences to Shareholders

      (13) Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

            (a) Subcontract for Fund Administrative Services dated October 1, 1996 and Amendment thereto dated April 30, 1998 between Franklin Advisers, Inc. and Franklin Templeton Services, Inc.
                    Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: December 23, 1998

            (b) Administration Agreement between the Registrant, on behalf of Franklin Biotechnology Discovery Fund, and Franklin Templeton Services, Inc., dated July 15, 1997
                    Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: August 22, 1997

            (c) Fund Administration Agreement between the Registrant, on behalf of Franklin U.S. Long-Short Fund, and Franklin Templeton Services, Inc. dated February 18, 1999
                    Filing: Post-Effective Amendment No. 31 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 11, 1999

            (d) Fund Administration Agreement between the Registrant, on behalf of Franklin Large Cap Growth Fund, and Franklin Templeton Services, Inc. dated May 18, 1999
                    Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 25, 1999

            (e) Fund Administration Agreement between the Registrant, on behalf of Franklin Aggressive Growth Fund, and Franklin Templeton Services, Inc. dated May 18, 1999
                    Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 25, 1999

             (f) Form of Fund Administration Agreement between the Registrant, on behalf of Franklin Technology Fund, and Franklin Advisers, Inc.
                    Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: February 16, 2000

             (g) Form of Fund Administration Agreement between the Registrant, on behalf of Franklin Small Cap Growth Fund II, and Franklin Advisers, Inc.
                    Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: February 16, 2000

      (14) Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;


      (15)  all financial statements omitted pursuant to Items 14(a)(1);

            Not Applicable

      (16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

             (a) Power of Attorney for Franklin Strategic Series dated January 20, 2000
                     Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A
                     File No. 33-39088
                     Filing Date: January 28, 2000

             (b)    Certificate of Secretary dated January 27, 2000
                    Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: January 28, 2000

      (17)  Any additional exhibits which the registrant may wish to file.

            Not Applicable

ITEM 17     UNDERTAKINGS

            (a) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

            (b) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registrations statement for the securities offered therein, and the offering of the securities at that time shall be deemed top be the initial bona fide offering of them.



                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 6th day of October, 2000.

                                          FRANKLIN STRATEGIC SERIES
                                          (Registrant)

                                          By:   RUPERT H. JOHNSON, JR.*
                                                Rupert H. Johnson, Jr.
                                                President

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

RUPERT H. JOHNSON, JR.*                 Principal Executive Officer
Rupert H. Johnson, Jr.                  and Trustee
                                        Dated: October 6, 2000

MARTIN L. FLANAGAN*                     Principal Financial Officer
Martin L. Flanagan                      Dated: October 6, 2000

KIMBERLEY H. MONASTERIO*                Principal Accounting Officer
Kimberley H. Monasterio                 Dated: October 6, 2000

FRANK H. ABBOTT, III*                   Trustee
Frank H. Abbott, III                    Dated: October 6, 2000

HARRIS J. ASHTON*                       Trustee
Harris J. Ashton                        Dated: October 6, 2000

HARMON E. BURNS*                        Trustee
Harmon E. Burns                         Dated: October 6, 2000

S. JOSEPH FORTUNATO*                    Trustee
S. Joseph Fortunato                     Dated: October 6, 2000

EDITH E. HOLIDAY*                       Trustee
Edith E. Holiday                        Dated: October 6, 2000

CHARLES B. JOHNSON*                     Trustee
Charles B. Johnson                      Dated: October 6, 2000

FRANK W.T. LAHAYE*                      Trustee
Frank W.T. LaHaye                       Dated: October 6, 2000

GORDON S. MACKLIN*                      Trustee
Gordon S. Macklin                       Dated: Octoebr 6, 2000


By:   /s/David P. Goss
      Attorney-in-Fact
      (Pursuant to Power of Attorney previously filed)



                            FRANKLIN STRATEGIC SERIES
                             REGISTRATION STATEMENT
                                  EXHIBIT INDEX

EXHIBIT NO.           DESCRIPTION

EX-99.(4)(a)          Plan of Reorganization dated May 26, 2000

EX-99.(9)(f)          Amendment dated August 30, 2000 to Exhibit A of the
                      Master Custody Agreement

EX-99.(12)(a)         Opinion and Consent of Counsel Supporting Tax
                      Matters and Consequences to Shareholders